UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [   ];  Amendment Number:________________
This Amendment (Check only one.):  [    ] is a restatement
 		                   [    ] adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whelan and Gratny Capital Managment
Address   611 Santa Cruz Ave., Suite C
                Menlo Park, CA 94025

Form 13F File Number:  28-_05629______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Harry Gabriel Whelan III
Title: Principal
Phone: 650-833-7880

Signature, Place, and Date of Signing:

Harry G. Whelan           Menlo Park, CA           07/09/02
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager (s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: NONE
















	FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total:  35949



List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file
number (s) of all institutional investment managers with
respect to which this report is filed, other than the manager
filing this report.   NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm                   Common           000886101      183 80000.000SH       SOLE                80000.000
AOL Time Warner Inc            Common           00184A105     1108 75350.000SH       SOLE                75350.000
AT&T Wireless Services Inc     Common           001957406      585 100000.000SH      SOLE               100000.000
Affymetrix Corporation         Common           00826T108      559 23300.000SH       SOLE                23300.000
Agile Software Corp.           Common           00846X105      126 17400.000SH       SOLE                17400.000
Agilent Technologies           Common           00846U101      663 28049.000SH       SOLE                28049.000
American Tower Corp Cl A       Common           029912201      379 110000.000SH      SOLE               110000.000
American Water Works Company I Common           030411102      259 6000.000 SH       SOLE                 6000.000
Atmel Corp                     Common           049513104      282 45000.000SH       SOLE                45000.000
Autodesk Inc.                  Common           052769106      633 47800.000SH       SOLE                47800.000
Baxter International Inc       Common           071813109      380 8550.000 SH       SOLE                 8550.000
Boeing Co.                     Common           097023105      270 6000.000 SH       SOLE                 6000.000
Bristol Myers Squibb Company   Common           110122108      412 16025.000SH       SOLE                16025.000
Check Point Software Tech      Common           M22465104     2337 172350.000SH      SOLE               172350.000
Chippac Inc 'A'                Common           169657103      139 22500.000SH       SOLE                22500.000
Cisco Corp.                    Common           17275R102      650 46574.000SH       SOLE                46574.000
Commerce One                   Common           200693109        5 13454.000SH       SOLE                13454.000
Cornerstone Realty Income Trus Common           21922V102      113 10000.000SH       SOLE                10000.000
Crown Cork & Seal Company Inc. Common                          342 50000.000SH       SOLE                50000.000
Dendreon Corp                  Common                           93 44200.000SH       SOLE                44200.000
Ditech Communications          Common           25500M103      221 77650.000SH       SOLE                77650.000
Divine Inc. A                  Common                           90 23179.772SH       SOLE                23179.772
Duke Power Company             Common           264399106      311 10000.000SH       SOLE                10000.000
Dupont Corporation             Common           263534109      266 6000.000 SH       SOLE                 6000.000
East-West Bancorp              Common           27579r107      345 10000.000SH       SOLE                10000.000
Entrust Technologies           Common           293848107     1428 525084.000SH      SOLE               525084.000
Flextronics Intl               Common           Y2573F102      307 43000.000SH       SOLE                43000.000
Genentech Inc - New            Common           368710406      513 15300.000SH       SOLE                15300.000
General Electric               Common           369604103      211 7250.000 SH       SOLE                 7250.000
Guidant Corp.                  Common           401698105      420 13893.000SH       SOLE                13893.000
Hewlett Packard Company        Common           428236103      268 17508.000SH       SOLE                17508.000
Imperial Oil                   Common           453038408      281 9000.000 SH       SOLE                 9000.000
Intel Corp.                    Common           458140100      406 22200.000SH       SOLE                22200.000
Intuit Corp.                   Common           461202103      273 5500.000 SH       SOLE                 5500.000
JD Edwards                     Common           281667105      121 10000.000SH       SOLE                10000.000
Johnson & Johnson              Common           478160104     1654 31647.000SH       SOLE                31647.000
Kraft Foods Inc                Common                          246 6000.000 SH       SOLE                 6000.000
L3 Communications              Common           502424104      540 10000.000SH       SOLE                10000.000
Legato Systems Inc.            Common           524651106      142 39550.000SH       SOLE                39550.000
MCI Worldcom Inc.              Common           98157D106        0 10600.000SH       SOLE                10600.000
McKesson HBOC Inc.             Common           58155q103      347 10600.000SH       SOLE                10600.000
Mercury Interactive            Common           589405109      278 12100.000SH       SOLE                12100.000
Microsoft Corporation          Common           594918104      358 6540.000 SH       SOLE                 6540.000
Millenium Pharmaceutical       Common           599902103      911 75000.000SH       SOLE                75000.000
Motorola, Inc.                 Common           620076109      515 35330.000SH       SOLE                35330.000
National Instruments           Common           636518102     1026 31517.000SH       SOLE                31517.000
Netegrity Inc                  Common           64110P107      440 71500.000SH       SOLE                71500.000
Netflix Inc.                   Common                          904 64650.000SH       SOLE                64650.000
Nextel Communications, Inc.    Common           65332V103       83 26000.000SH       SOLE                26000.000
Nokia Corporation              Common           654902204      434 30000.000SH       SOLE                30000.000
P S C Inc.                     Common           69361E107      650 1102250.000SH     SOLE              1102250.000
PepsiCo Incorporated           Common           713448108      224 4650.000 SH       SOLE                 4650.000
Pfizer Inc.                    Common           717081103      304 8700.000 SH       SOLE                 8700.000
Pharmacia Corp.                Common           71713u102      225 6000.000 SH       SOLE                 6000.000
Phillips Petroleum             Common           718507106      294 5000.000 SH       SOLE                 5000.000
Procter and Gamble             Common           742718109      625 7000.000 SH       SOLE                 7000.000
Providian Financial            Common           74406A102     1029 175000.000SH      SOLE               175000.000
Qualcomm                       Common           747525103      235 8550.000 SH       SOLE                 8550.000
SBA Communications Corp        Common                          226 160000.000SH      SOLE               160000.000
Siebel                         Common           826170102      343 24150.000SH       SOLE                24150.000
Smart Force (Formerly CBT Grou Common           83170A206      122 36000.000SH       SOLE                36000.000
Sprint Corp Un                 Common                          253 31000.000SH       SOLE                31000.000
Sprint Corporation             Common           852061100      111 10500.000SH       SOLE                10500.000
Sprint Corporation PCS Group   Common           852061506      487 109000.000SH      SOLE               109000.000
Storagenetworks Inc.           Common           86211E103       42 21500.000SH       SOLE                21500.000
Sun Microsystems               Common           866810104      130 26000.000SH       SOLE                26000.000
Symantec Corporation           Common           871503108      723 22000.000SH       SOLE                22000.000
Symbol Technologies            Common           871508107     2085 245250.000SH      SOLE               245250.000
T/R Systems Inc.               Common           87263u102       13 11000.000SH       SOLE                11000.000
TIBCO Software                 Common           88632Q103      447 80350.000SH       SOLE                80350.000
Taiwan Semiconductor Manufactu Common                          325 25000.000SH       SOLE                25000.000
Texas Instruments              Common           882508104      561 23650.000SH       SOLE                23650.000
Tripath Technology             Common           89672P104      288 274700.000SH      SOLE               274700.000
Tyco International Ltd.        Common           902124106      797 59000.000SH       SOLE                59000.000
US Industries Inc              Common                          995 288400.000SH      SOLE               288400.000
Viant Corp                     Common           92553N107      116 95000.000SH       SOLE                95000.000
Wal Mart                       Common           931142103      495 9000.000 SH       SOLE                 9000.000
Walt Disney Co.                Common           254687106      197 10400.000SH       SOLE                10400.000
Williams Communications Group, Common                            0 11102.000SH       SOLE                11102.000
Zion Bancorp                   Common           989701107      287 5500.000 SH       SOLE                 5500.000
Zomax                          Common           989929104      459 117600.000SH      SOLE               117600.000